Consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss	$ (128,617)	$ (83,274)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for expected credit losses	2
Inventory write-down	7
Depreciation and amortization expenses	2,107	1,563
Amortization of deferred income	(156)	(156)
Share-based compensation	13,427	9,294
Share of loss from equity method investment	406	316
Loss on disposal of property and equipment	1	10
Noncash lease expenses	2,114	1,037
Changes in operating assets and liabilities:
Accounts receivable	(3,235)	(2,393)
Inventories	(571)	(137)
Prepayments and other current assets	(948)	(361)
Long term deposits	(335)	167
Value added tax recoverable	(2,422)	(3,126)
Accounts payable	9,732	(9,707)
Other current liabilities	4,697	4,027
Operating lease liabilities	(1,539)	(1,051)
Deferred income	13,011	607
Net cash used in operating activities	(92,319)	(83,184)
Cash flows from investing activities:
Purchases of short-term investments	(205,000)	(201,600)
Proceeds from maturity of short-term investments	200,000	100,350
Purchase of property and equipment	(1,303)	(4,077)
Purchase of intangible assets	(218)	(690)
Net cash used in investing activities	(6,521)	(106,017)
Cash flows from financing activities:
Proceed from short-term borrowings		2,954
Repayment of short-term borrowings	(2,130)	(739)
Proceeds from exercises of stock options	3,075	304
Proceeds from issuance of ordinary shares upon public offerings	281,295	216,200
Payment of public offering costs	(740)	(839)
Net cash provided by financing activities	281,500	217,880
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	12	(28)
Net increase in cash, cash equivalents and restricted cash	182,672	28,651
Cash, cash equivalents and restricted cash - beginning of the period	76,442	62,952
Cash, cash equivalents and restricted cash - end of the period	259,114	91,603
Supplemental disclosure on non-cash investing and financing activities:
Payables for purchase of property and equipment	984	268
Payables for public offering costs		150
Supplemental disclosure of cash flow information:
Total cash and cash equivalents and restricted cash	259,114	91,603
Interest expense paid	$ 122	$ 137